Prepaids and other current assets	12 Months Ended
Dec. 31, 2023
Prepaids And Other Current Assets [Abstract]
Prepaids and other current assets	Prepaids and other current assets
The following table presents the other current assets (in USD thousands):

	As of December 31,
	2023	2022
Prepayments	$2,764	$3,703
VAT receivable	1,483	1,244
Government grants receivable	165	160
Other	345	731
Total	$4,757	$5,838